Fees Summary	Aug. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,098,500.00
Previously Paid Amount	0.00
Total Fee Amount	16,090.58
Total Offset Amount	0.00
Net Fee	$ 16,090.58